Expense Example - Transamerica Managed Risk - Balanced ETF VP	Initial 1 year	Initial 3 years	Initial 5 years	Initial 10 years	Service 1 year	Service 3 years	Service 5 years	Service 10 years
USD ($)	42	132	230	518	67	211	368	822